PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive (Loss) Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statements of Comprehensive Loss
Net (loss) income	¥ 3,303,831	¥ (4,285,393)	¥ (1,266,118)
Other comprehensive loss
Amounts reclassified from accumulated other comprehensive loss	(96,957)
Defined benefit plan, net of nil tax	(41)
Foreign currency translation adjustments, net of nil tax	74,741	(125,118)	(247,509)
Comprehensive (loss) income	3,281,574	(4,410,511)	(1,513,627)
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Net (loss) income	3,425,386	(4,290,053)	(1,268,890)
Other comprehensive loss
Amounts reclassified from accumulated other comprehensive loss	(96,957)
Defined benefit plan, net of nil tax	(19)
Foreign currency translation adjustments, net of nil tax	(23,008)	(126,033)	(249,174)
Comprehensive (loss) income	¥ 3,305,402	¥ (4,416,086)	¥ (1,518,064)